Income Taxes - Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance of unrecognized tax benefits as at January 1	$ 19,492	$ 18,390	$ 20,335
Increases for positions related to the current year	2,631	6,422	4,578
Changes for positions taken in prior years	3,475	(3,729)	(2,965)
Decreases related to statute of limitations	(1,562)	(1,591)	(3,558)
Increase due to acquisition of TIL	8,528	0	0
Decrease due to deconsolidation of Teekay Offshore	(1,503)	0	0
Balance of unrecognized tax benefits as at December 31	$ 31,061	$ 19,492	$ 18,390